UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                         d/b/a/ Knott Capital Management
                        Address: 224 Valley Creek Blvd.
                                    Suite 100
                                 Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                Name:      June G. Scanlon
                Title:     Chief Compliance Officer
                Phone:     (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ June G. Scanlon               Exton, PA                 January 16, 2008
-----------------------------     ----------------------    -----------------
    June G. Scanlon               City, State               Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

             Number of Other Included Managers: 0

             Form 13F Information Table Entry Total: 62

             Form 13F Information Table Value Total: $719,845 (thousands)

List of Other Included Managers: NONE





































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

                           FORM 13F INFORMATION TABLE

FORM 13-F 12/31/07
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals       COM              009158106    31806   322483 SH       SOLE                   322483
                                                               364     3695 SH       OTHER                    3695
American Home Food Products    COM              026599100       65   325000 SH       SOLE                   325000
Automatic Data Processing Inc. COM              053015103    25397   570337 SH       SOLE                   570337
                                                               302     6780 SH       OTHER                    6780
BP PLC ADS                     COM              055622104    16464   225005 SH       SOLE                   225005
                                                               244     3335 SH       OTHER                    3335
Barr Laboratories Inc          COM              068306109    24025   452445 SH       SOLE                   452445
                                                               272     5130 SH       OTHER                    5130
Bristol-Myers Squibb           COM              110122108     1551    58500 SH       OTHER                   58500
CVS Corp                       COM              126650100    32740   823646 SH       SOLE                   823646
                                                               463    11660 SH       OTHER                   11660
Colgate-Palmolive              COM              194162103    31647   405945 SH       SOLE                   405945
                                                               338     4330 SH       OTHER                    4330
ConocoPhillips                 COM              20825C104      362     4100 SH       SOLE                     4100
Diageo                         COM              25243Q205    31106   362413 SH       SOLE                   362413
                                                               642     7485 SH       OTHER                    7485
EMC Corporation                COM              268648102      185    10000 SH       SOLE                    10000
Genentech Inc.                 COM              368710406    21362   318505 SH       SOLE                   318505
                                                               305     4545 SH       OTHER                    4545
General Dynamics               COM              369550108    24867   279440 SH       SOLE                   279440
                                                               369     4145 SH       OTHER                    4145
Gilead Sciences Inc.           COM              375558103      302     6570 SH       SOLE                     6570
Hartford Financial Services    COM              416515104    22241   255083 SH       SOLE                   255083
                                                               197     2265 SH       OTHER                    2265
Hewlett-Packard Co             COM              428236103    22838   452415 SH       SOLE                   452415
                                                               254     5025 SH       OTHER                    5025
IBM Corp                       COM              459200101    27872   257837 SH       SOLE                   257837
                                                               483     4465 SH       OTHER                    4465
L-3 Communications             COM              502424104    27010   254951 SH       SOLE                   254951
                                                               398     3760 SH       OTHER                    3760
Microsoft Corporation          COM              594918104    31552   886297 SH       SOLE                   886297
                                                               550    15445 SH       OTHER                   15445
Novartis                       COM              66987V109    24234   446212 SH       SOLE                   446212
                                                               337     6200 SH       OTHER                    6200
Omnicom Group Inc.             COM              681919106    32707   688140 SH       SOLE                   688140
                                                               410     8635 SH       OTHER                    8635
Oneok Partners, L.P.           COM              68268N103      214     3500 SH       OTHER                    3500
Oracle Corporation             COM              68389X105    33179  1469396 SH       SOLE                  1469396
                                                               406    17975 SH       OTHER                   17975
PepsiCo Inc.                   COM              713448108    34348   452543 SH       SOLE                   452543
                                                               422     5555 SH       OTHER                    5555
Principal Financial Group      COM              74251V102    21935   318633 SH       SOLE                   318633
                                                               212     3080 SH       OTHER                    3080
S&P Depositary Receipts SP 500 COM              78462F103     9879    67565 SH       SOLE                    67565
                                                                30      205 SH       OTHER                     205
Streettracks Gold Trust        COM              863307104      330     4000 SH       SOLE                     4000
Teva Pharmaceutical            COM              881624209    31277   672922 SH       SOLE                   672922
                                                               446     9590 SH       OTHER                    9590
Textron Inc.                   COM              883203101    40654   570176 SH       SOLE                   570176
                                                              1201    16840 SH       OTHER                   16840
UnitedHealth Group             COM              91324P102    31276   537381 SH       SOLE                   537381
                                                               443     7620 SH       OTHER                    7620
Walgreen Company               COM              931422109    24490   643110 SH       SOLE                   643110
                                                              2192    57555 SH       OTHER                   57555
Weatherford International Ltd. COM              G95089101    16382   238810 SH       SOLE                   238810
                                                               214     3125 SH       OTHER                    3125
Western Union                  COM              959802109    30204  1243991 SH       SOLE                  1243991
                                                               317    13075 SH       OTHER                   13075
Windstream Corporation         COM              97381W104      130    10000 SH       OTHER                   10000
Wyeth                          COM              983024100     3071    69500 SH       OTHER                   69500
iShares Comex Gold ETF         COM              464285105      330     4000 SH       SOLE                     4000

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